Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(11)  Commitments and Contingencies

(a)  Operating Leases

We have operating lease commitments for certain of our facilities and equipment that expire on various dates through 2019. The following schedule outlines future minimum annual rental payments under these leases at December 31, 2012 (in thousands):

2013	$43,148
2014	37,350
2015	32,943
2016	30,935
2017	27,449
Thereafter	62,496

$234,321

Rent expense relating to operating leases was approximately $51.2 million, $42.3 million and $39.0 million during 2012, 2011 and 2010, respectively.

(b)  Contingent Consideration Obligations

We determine the acquisition date fair value of the contingent consideration obligations based on a probability-weighted approach derived from the overall likelihood of achieving the targets before the corresponding delivery dates. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement, as defined in fair value measurement accounting. The resultant probability-weighted milestone payments are discounted using a discount rate based upon the weighted-average cost of capital. At each reporting date, we revalue the contingent consideration obligations to the reporting date fair values and record increases and decreases in the fair values as income or expense in our consolidated statements of operations.

Increases or decreases in the fair values of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of earn-out criteria and changes in probability assumptions with respect to the likelihood of achieving the various earn-out criteria.

We have contractual contingent consideration obligations related to our acquisitions of Accordant, AdnaGen, Alere Healthcare, Alere S.A., Amedica, Bioeasy, Branan, Capital Toxicology, DiagnosisOne, Diagnostik, eScreen, HCC, Immunalysis, Ionian, LDS, MedApps, Mologic, NationsHealth, ROAR, Standing Stone, Twist, Wellogic and certain other small businesses.

•	Accordant

With respect to Accordant, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and cash collection targets starting after the second anniversary of the acquisition date and completed prior to the third anniversary date of the acquisition. The maximum amount of the earn-out totaling $6.0 million was achieved in 2012. A payment of $1.5 million was made during the fourth quarter of 2012 and the remaining payments will be made in quarterly installments of $1.5 million during 2013.

•	AdnaGen

With respect to AdnaGen, the terms of the acquisition agreement require us to pay earn-outs upon successfully (i) meeting certain financial performance targets during the two years following the acquisition, (ii) achieving multiple product development milestones during the three years following the acquisition and (iii) creating pharmaceutical alliances during the six years following the acquisition. The maximum remaining amount of the earn-out payments is approximately $42.0 million.

•	Alere Healthcare

With respect to Alere Healthcare, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and operating income targets during each of the calendar years 2010 through 2012. The 2012 portion of the earn-out totaling approximately $0.3 million was earned and accrued as of December 31, 2012. Payment of the 2012 earn-out is expected to be made during the second quarter of 2013.

•	Alere S.A.

With respect to Alere S.A., the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and EBITDA targets during each of the calendar years 2011 through 2016. The conditions of the 2012 and 2011 earn-outs were not achieved. The maximum remaining amount of the earn-out payments is approximately $6.0 million.

•	Amedica

With respect to Amedica, the terms of the acquisition agreement require us to make earn-out payments upon successfully meeting certain financial targets during each of the calendar years 2012 and 2013. The 2012 portion of the earn-out totaling approximately $6.9 million was earned and accrued as of December 31, 2012. Payment of the 2012 earn-out is expected to be made during the second quarter of 2013. The maximum remaining amount of the earn-out payments is $8.1 million.

•	Bioeasy

With respect to Bioeasy, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain revenue and EBITDA targets during each of the calendar years 2011 through 2013. The 2011 and 2012 earn-outs were not achieved. The maximum remaining amount of the earn-out payments is approximately $2.5 million.

•	Branan

With respect to Branan, the terms of the acquisition agreement require us to pay earn-outs upon successfully achieving various regulatory product approval milestones by the second anniversary of the acquisition date. Four milestones were achieved during 2012 resulting in an accrual totaling approximately $2.0 million as of December 31, 2012. Payment of the 2012 milestones is expected to be made during the first quarter of 2013. The maximum remaining amount of the earn-out payments is $3.0 million.

•	Capital Toxicology

The initial terms of the acquisition agreement for Capital Toxicology provided for an earn-out calculated based on the amount, if any, by which EBITDA derived from the acquired business exceeded specified targets during each of the calendar years 2011 and 2012. A portion of the earn-out for the 2011 calendar year totaling approximately $2.1 million was earned and accrued as of December 31, 2011. During the first quarter of 2012, the acquisition agreement was modified to base the earn-out on the excess of actual cash collections from 2011 sales over 2011 expenses rather than EBITDA. This new criterion resulted in an incremental $2.9 million accrual related to the earn-out for the 2011 calendar year based on cash collections through March 31, 2012. $4.1 million was paid in respect of the earn-out for the 2011 calendar year during the second quarter of 2012. An additional payment of approximately $1.5 million was made in the fourth quarter of 2012 for the incremental cash collections from 2011 sales received prior to August 31, 2012. The 2012 earn-out totaling $5.0 million was achieved in 2012 and paid in the fourth quarter of 2012. No further contingent consideration obligations related to this acquisition exist as of December 31, 2012.

•	DiagnosisOne

With respect to DiagnosisOne, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain financial targets within five years of the acquisition date. The maximum amount of the earn-out payments is $33.0 million.

•	Diagnostik

With respect to Diagnostik, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain financial targets within two years of the acquisition date. The maximum amount of the earn-out payments is approximately €1.4 million (approximately $1.9 million at December 31, 2012).

•	eScreen

With respect to eScreen, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain financial targets during calendar years 2012 through 2014. The 2012 portion of the earn-out was not achieved. The maximum remaining amount of the earn-out payments is $70.0 million.

•	HCC

With respect to HCC, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain EBITDA targets during calendar year 2013. The maximum amount of the earn-out payments is £3.5 million (approximately $5.7 million at December 31, 2012).

•	Immunalysis

With respect to Immunalysis, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting certain gross profit targets during each of the calendar years 2010 through 2012. Payment of the 2011 portion of the earn-out totaling approximately $0.9 million was paid during the second quarter of 2012. The 2012 portion of the earn-out totaling approximately $1.9 million was earned and accrued as of December 31, 2012, with payment expected to be made during the second quarter of 2013.

Additionally, we have a contractual contingent obligation to pay up to a total of $3.0 million in compensation to certain executives of Immunalysis in accordance with the acquisition agreement that, if earned, will be paid out in connection with the contingent consideration payable to the former shareholders of Immunalysis, for each of the calendar years 2010, 2011 and 2012. Payment of the 2011 compensation totaling approximately $1.0 million was made during the second quarter of 2012. The 2012 portion of the compensation totaling approximately $1.0 million was earned and accrued as of December 31, 2012, with payment expected to be made during the second quarter of 2013.

•	Ionian

With respect to our acquisition of Ionian, the terms of the acquisition agreement require us to pay earn-outs upon successfully meeting multiple product development milestones during the five years following the acquisition. The maximum amount of the earn-out payments is $57.5 million.

•	LDS

With respect to LDS, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and operating income targets during each of the twelve-month periods ending June 30, 2012 and 2013. During the third quarter of 2012, the acquisition agreement was modified to base the earn-out criteria on: revenue and operating income targets for the twelve-month period ending June 30, 2012, certain integration milestones to be achieved during 2012, and various product milestones to be achieved during 2012 and 2013. The portion of the earn-out related to revenue and operating income targets, totaling $10.0 million was earned and paid during 2012. The portion of the earn-out related to the integration milestones and certain 2012 product milestones, totaling $3.5 million, was earned and accrued as of December 31, 2012. The maximum remaining amount of the earn-out payments is $7.5 million.

•	MedApps

With respect to MedApps, the terms of the acquisition agreement require us to make earn-out payments upon achievement of certain technological and product development milestones through January 15, 2015. A portion of the earn-out, totaling $0.8 million was earned and paid during the fourth quarter of 2012. The maximum remaining amount of the earn-out payments is $21.2 million.

•	Mologic

With respect to Mologic, the terms of the acquisition agreement require us to pay earn-outs, in shares of our common stock or cash, at our election, upon successfully meeting nine research and development project milestones during the five years following the acquisition. During 2012, a portion of the earn-out totaling approximately $1.2 million was determined to have been achieved and was settled in shares of our common stock. The maximum remaining amount of the earn-out payments is $14.8 million.

•	NationsHealth

With respect to NationsHealth, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain operational targets within one year of the acquisition date. The maximum amount of the earn-out payment is $8.0 million.

•	ROAR

With respect to ROAR, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain EBITDA targets during 2012 through 2014. ROAR achieved approximately £1.2 million (approximately $1.9 million at December 31, 2012) of earn-out payments in 2012 which were accrued for at December 31, 2012. Payment of this earn-out is expected to be made in the first quarter of 2013. The maximum remaining amount of the earn-out payments is £9.3 million (approximately $15.2 million at December 31, 2012).

•	Standing Stone

With respect to Standing Stone, the terms of the acquisition agreement require us to pay earn-outs and employee bonuses upon successfully meeting certain operational, product development and revenue targets during the period from the date of acquisition through calendar year 2013. An earn-out payment totaling approximately $8.2 million and employee bonus payments totaling approximately $0.4 million for the achievement of milestones were made during 2012. The maximum remaining amount of the earn-out payments is approximately $2.8 million. The maximum remaining amount of the employee bonuses is $0.1 million.

•	Twist

With respect to our acquisition of Twist, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain revenue and product development targets. Approximately $0.3 million in earn-out payments was paid during 2012. The maximum amount of the earn-out payments is $125.0 million and, if earned, payments are expected to be made during the eight-year period following the acquisition date, but could extend thereafter.

•	Wellogic

With respect to Wellogic, the terms of the acquisition agreement require us to pay an earn-out upon successfully meeting certain operational and profit targets during 2012 through 2019. The maximum remaining amount of the earn-out payments based upon operational targets is approximately $49.8 million. The earn-out based on financial targets has no maximum.

(c)  Legal Proceedings

•	Matters Relating to our San Diego Facility

On October 9, 2012, we received a warning letter from the FDA referencing inspectional observations set forth in an FDA Form 483 received in June 2012. The observations were the result of an inspection of our San Diego facility conducted earlier during 2012 relating to our Alere Triage products, which resulted in two recalls of certain Alere Triage products and revised release specifications for our Alere Triage meter-based products. On October 30, 2012, we responded to the warning letter and submitted evidence of our completion of most of the actions previously detailed in our prior response to the FDA Form 483. We have worked cooperatively with the FDA in an effort to fully address each of the inspectional observations and intend to continue to do so.

In May 2012, we also received a subpoena from the Office of Inspector General of the Department of Health and Human Services, or the OIG, seeking documents relating primarily to the quality control testing and performance characteristics of Alere Triage products. We are cooperating with the OIG and continue to supply documents to the OIG under the subpoena.

We are unable to predict when these matters will be resolved or what further action, if any, the government will take in connection with them. Except for increases in manufacturing costs and decreased profitability for our Alere Triage products, we are unable to predict what impact, if any, these matters or ensuing proceedings, if any, will have on our financial condition, results of operations or cash flows.

•	Class Action Litigation against Alere Home Monitoring

On January 24, 2013, a class action complaint was filed in the U.S. District Court for the Northern District of California against Alere Home Monitoring, or AHM, asserting claims for damages and other relief under California state law, including under California’s Confidentiality of Medical Information Act, relating to an inadvertent disclosure of personally identifiable information of approximately 116,000 patients resulting from the theft of a laptop computer from an employee of AHM. The Office of Civil Rights of the U.S. Department of Health and Human Services was notified of the inadvertent disclosure in accordance with the Breach Notification Rule under the HITECH Act, as were certain state agencies.

•	Claims in the Ordinary Course and Other Matters

Because of the nature of our business, we may be subject at any particular time to lawsuits or other claims arising in the ordinary course of our business, and we expect that this will continue to be the case in the future. Such lawsuits often seek damages, sometimes in substantial amounts.